T. ROWE PRICE HEDGED EQUITY ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 11.5%
COMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.2%
AT&T	405	12
Verizon Communications	310	14
		26
Entertainment 0.0%
Electronic Arts	40	6
		6
Interactive Media & Services 0.2%
Alphabet, Class C	74	11
Meta Platforms, Class A	19	11
		22
Wireless Telecommunication Services 0.2%
T-Mobile US	108	29
		29
Total Communication Services		83
CONSUMER DISCRETIONARY 0.7%
Diversified Consumer Services 0.1%
Service International	127	10
		10
Hotels, Restaurants & Leisure 0.2%
McDonald's	97	30
Yum! Brands	33	5
		35
Specialty Retail 0.4%
AutoZone (1)	5	19
Home Depot	11	4
Lowe's	48	11
O'Reilly Automotive (1)	12	17
TJX	93	12
		63
Total Consumer Discretionary		108
CONSUMER STAPLES 1.1%
Beverages 0.2%
Keurig Dr Pepper	325	11
Molson Coors Beverage, Class B	166	10
PepsiCo	68	10
		31

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Staples Distribution & Retail 0.2%
Walmart	419	37
		37
Food Products 0.1%
Ingredion	61	8
		8
Household Products 0.5%
Colgate-Palmolive	307	29
Kimberly-Clark	118	17
Procter & Gamble	206	35
		81
Tobacco 0.1%
Philip Morris International	85	14
		14
Total Consumer Staples		171
ENERGY 0.4%
Energy Equipment & Services 0.0%
Schlumberger	106	4
		4
Oil, Gas & Consumable Fuels 0.4%
ConocoPhillips	113	12
Devon Energy	255	9
EOG Resources	124	16
Exxon Mobil	124	15
		52
Total Energy		56
FINANCIALS 2.1%
Capital Markets 0.6%
Bank of New York Mellon	178	15
Cboe Global Markets	131	30
CME Group	93	25
Tradeweb Markets, Class A	108	16
		86
Financial Services 0.6%
Berkshire Hathaway, Class B (1)	55	29
Mastercard, Class A	58	32
Visa, Class A	86	30
		91
Insurance 0.9%
Allstate	107	22

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Arthur J Gallagher	13	4
Chubb	107	32
Hartford Insurance Group	121	15
Marsh & McLennan	72	18
Progressive	62	18
RenaissanceRe Holdings	52	12
Travelers	36	10
		131
Total Financials		308
HEALTH CARE 1.8%
Biotechnology 0.3%
AbbVie	103	22
Gilead Sciences	219	24
Regeneron Pharmaceuticals	7	4
		50
Health Care Equipment & Supplies 0.4%
Becton Dickinson	107	25
Medtronic	177	16
ResMed	50	11
Zimmer Biomet Holdings	101	11
		63
Health Care Providers & Services 0.6%
Cardinal Health	62	8
Cencora	85	24
McKesson	54	37
UnitedHealth Group	23	12
		81
Life Sciences Tools & Services 0.1%
Agilent Technologies	66	8
		8
Pharmaceuticals 0.4%
Bristol-Myers Squibb	171	10
Eli Lilly	9	8
Johnson & Johnson	129	21
Merck	275	25
		64
Total Health Care		266
INDUSTRIALS & BUSINESS SERVICES 1.3%
Aerospace & Defense 0.3%
General Dynamics	12	4
Lockheed Martin	14	6

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Northrop Grumman	55	28
		38
Commercial Services & Supplies 0.4%
Republic Services	103	25
Waste Connections	100	19
Waste Management	81	19
		63
Ground Transportation 0.0%
CSX	155	5
		5
Industrial Conglomerates 0.2%
Roper Technologies	49	29
		29
Professional Services 0.4%
Automatic Data Processing	45	14
Booz Allen Hamilton Holding	140	14
Broadridge Financial Solutions	28	7
SS&C Technologies Holdings	152	13
Verisk Analytics	58	17
		65
Total Industrials & Business Services		200
INFORMATION TECHNOLOGY 2.6%
Communications Equipment 0.3%
Cisco Systems	366	23
F5 (1)	49	13
Motorola Solutions	35	15
		51
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A	293	19
TE Connectivity	87	12
Teledyne Technologies (1)	25	13
		44
IT Services 0.8%
Accenture, Class A	88	27
Akamai Technologies (1)	152	12
Amdocs	123	11
Cognizant Technology Solutions, Class A	256	20
GoDaddy, Class A (1)	93	17
International Business Machines	75	19
VeriSign (1)	39	10
		116

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 0.0%
Texas Instruments	30	5
		5
Software 1.0%
CCC Intelligent Solutions Holdings (1)	984	9
Check Point Software Technologies (1)	54	12
Fair Isaac (1)	4	8
Fortinet (1)	186	18
Gen Digital	488	13
Microsoft	95	36
Oracle	79	11
Palo Alto Networks (1)	60	10
PTC (1)	44	7
Salesforce.com	16	4
ServiceNow (1)	15	12
Workday (1)	27	6
Zoom Communications (1)	59	4
		150
Technology Hardware, Storage & Peripherals 0.2%
Apple	63	14
NetApp	120	11
		25
Total Information Technology		391
MATERIALS 0.1%
Chemicals 0.1%
Linde	27	12
RPM International	94	11
Total Materials		23
UTILITIES 0.8%
Electric Utilities 0.6%
Duke Energy	216	26
Evergy	188	13
NextEra Energy	139	10
OGE Energy	181	8
Southern	174	16
Xcel Energy	227	16
		89
Multi-Utilities 0.2%
CMS Energy	148	11
Consolidated Edison	85	10

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
WEC Energy Group	28	3
		24
Total Utilities		113
Total Common Stocks (Cost $1,710)		1,719
EXCHANGE-TRADED FUNDS 79.6%
Exchange-Traded Funds 79.6%
T.Rowe Price U.S. Equity Research ETF (2)	336,418	11,828
Total Exchange-Traded Funds (Cost $12,051)		11,828
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 5.2%
T. Rowe Price Treasury Reserve Fund, 4.39% (2)(3)	770,445	770
U.S. Treasury Obligations 1.7%
U.S. Treasury Bills, 4.22%, 6/12/25(4)	55,000	54
U.S. Treasury Bills, 4.24%, 7/10/25(4)	200,000	198
Total Short-Term Investments (Cost $1,022)		1,022

T. ROWE PRICE HEDGED EQUITY ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.4%
Exchange-Traded Options Purchased0.4%

Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 3/20/26 @ $5,150	3	1,684	58
Total Options Purchased (Cost $48)			58

Total Investments in Securities 98.4% of Net Assets (Cost $14,831)	$14,627
Other Assets Less Liabilities 1.6%	233
Net Assets 100.0%	$14,860

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The underlying fund is an affiliated company. Additional information about the underlying fund including the financial statements and portfolio holdings is available by calling 1-877-495-1138 and at www.troweprice.com.
(3)	Seven-day yield
(4)	At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund

T. ROWE PRICE HEDGED EQUITY ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 16 U.S. Treasury Notes ten year contracts	06/25	1,768	$11
Short, 10 E-mini S&P 500 contracts	06/25	(2,879)	53
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$64

T. ROWE PRICE HEDGED EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T.Rowe Price U.S. Equity Research ETF	$—	$(223)	$—
T. Rowe Price Treasury Reserve Fund	—	—	—
Totals	$—#	$(223)	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 3/31/25
T.Rowe Price U.S. Equity Research ETF	$—	12,051	—	$11,828
T. Rowe Price Treasury Reserve Fund	—	¤	¤	770
	Total			$12,598^

#	Capital gain distributions from underlying funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $12,821.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Hedged Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE HEDGED EQUITY ETF

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,719	$—	$—	$1,719
Exchange-Traded Funds	11,828	—	—	11,828
Short-Term Investments	770	252	—	1,022
Options Purchased	—	58	—	58
Total Securities	14,317	310	—	14,627
Futures Contracts*	64	—	—	64
Total	$14,381	$310	$—	$14,691

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and

T. ROWE PRICE HEDGED EQUITY ETF

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1177-054Q1
03/25